PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Pension and Other Post-retirement Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	$ 103,227	$ 94,055
Fair value of the plan assets	86,425	79,003
Deficit in plans	16,802	15,052
Liabilities recognized	19,826	17,018
Total assets recognized in Other assets	3,024	1,966
Total pension and other post-retirement benefits recognized in balance sheets	16,802	15,052
Pension plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	100,209	91,148
Fair value of the plan assets	86,425	79,003
Deficit in plans	13,784	12,145
Assets recognized in Other assets	3,024	1,966
Liabilities recognized	16,808	14,111
Total pension and other post-retirement benefits recognized in balance sheets	13,784	12,145
Other plans
Disclosure of defined benefit plans [line items]
Deficit in plans	3,018	2,907
Liabilities recognized	$ 3,018	$ 2,907